Associates and Other Investments - Summary of Company's associates and other investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Interest In Other Entities [Line Items]
Investment in Arena Minerals	$ 17,276	$ 13,033
Warrants to purchase shares in Arena Minerals	1,616	7,558
Investment in Green Technology Metals	7,451	0
Investment in Ascend Elements	5,000	0
Associates and other investments	$ 31,343	$ 20,591